[Annotated Form N-Q]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund

Portfolio of Investments July 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (40.3%)
	Aerospace & Defense (0.6%)
$435	Lockheed Martin Corp.	8.20%	12/01/09	$512,313
615	McDonnell Douglas Corp.	6.875	11/01/06	661,786
965	Raytheon Co.	4.85	01/15/11	967,769
180	Raytheon Co.	6.75	08/15/07	195,703
385	Raytheon Co.	8.30	03/01/10	454,687
				2,792,258
	Air Freight/Couriers (0.2%)
770	Fedex Corp. - 144A*	2.65	04/01/07	751,477

	Airlines (0.1%)
615	Southwest Airlines Co.	5.496	11/01/06	639,538

	Auto Parts: O.E.M. (0.2%)
745	Johnson Controls, Inc.	5.00	11/15/06	775,148

	Beverages: Alcoholic (0.2%)
880	Miller Brewing Co. - 144A*	4.25	08/15/08	882,414

	Broadcasting (0.3%)
1,275	Clear Channel Communications, Inc.	7.65	09/15/10	1,443,764

	Building Products (0.2%)
795	Masco Corp.	6.75	03/15/06	842,283
275	Masco Corp.	4.625	08/15/07	282,504
				1,124,787
	Cable/Satellite TV (0.6%)
1,120	Comcast Cable Communications	6.875	06/15/09	1,230,040
705	Comcast Corp.	5.85	01/15/10	741,229
350	Cox Communications Inc.	7.75	08/15/06	380,274
300	TCI Communications, Inc.	8.00	08/01/05	314,956
				2,666,499
	Chemicals: Major Diversified (0.1%)
390	ICI Wilmington Inc.	4.375	12/01/08	385,894
210	ICI Wilmington Inc.	6.95	09/15/04	211,018
				596,912
	Containers/Packaging (0.1%)
205	Sealed Air Corp. - 144A*	6.95	05/15/09	224,846

	Department Stores (0.6%)
160	Federated Department Stores, Inc.	6.30	04/01/09	172,353
1,740	Federated Department Stores, Inc.	6.625	09/01/08	1,892,045
430	May Department Stores Co.	6.875	11/01/05	450,251
				2,514,649
	Discount Stores (0.7%)
2,605	Target Corp.	5.95	05/15/06	2,740,684
310	Target Corp.	7.50	02/15/05	318,431
				3,059,115

	Drugstore Chains (0.4%)
135	CVS Corp.	3.875	11/01/07	135,783
1,455	CVS Corp.	5.625	03/15/06	1,518,275
				1,654,058
	Electric Utilities (3.0%)
815	Appalachian Power Co.	3.60	05/15/08	798,422
1,400	Columbus Southern Power Co.	4.40	12/01/10	1,372,594
2,985	Consolidated Natural Gas Co.	5.375	11/01/06	3,111,307
1,165	Constellation Energy Group	6.35	04/01/07	1,243,597
315	Duke Energy Corp.	3.75	03/05/08	312,946
735	Duke Energy Corp.	4.50	04/01/10	733,253
485	Entergy Gulf States, Inc.	3.60	06/01/08	473,091
690	Exelon Corp.	6.75	05/01/11	755,386
1,530	Pacific Gas & Electric	3.60	03/01/09	1,490,497
235	Panhandle Eastern Pipe Line Co.	2.75	03/15/07	226,718
2,725	Public Service Electric & Gas Co.	1.695	06/23/06	2,724,430
360	Wisconsin Electric Power Co.	4.50	05/15/13	347,284
				13,589,525
	Electrical Products (0.2%)
680	Cooper Industries Inc.	5.25	07/01/07	711,545

	Environmental Services (0.4%)
1,260	Waste Management, Inc.	6.875	05/15/09	1,391,591
510	WMX Technologies, Inc.	7.00	10/15/06	548,675
				1,940,266
	Finance/Rental/Leasing (2.3%)
905	American Honda Finance Corp. - 144A*	3.85	11/06/08	897,058
1,300	CIT Group Inc.	1.92	11/04/05	1,302,977
545	CIT Group Inc.	2.875	09/29/06	539,600
1,325	CIT Group Inc.	7.375	04/02/07	1,451,378
1,640	Countrywide Home Loans, Inc.	3.25	05/21/08	1,589,570
1,845	Ford Motor Credit Co.	6.875	02/01/06	1,936,370
305	MBNA America Bank NA	7.75	09/15/05	320,334
1,535	MBNA Corp.	6.125	03/01/13	1,602,477
1,035	Tyco Capital Corp.	6.50	02/07/06	1,089,819
				10,729,583
	Financial Conglomerates (5.1%)
440	Bank One Corp.	6.00	02/17/09	469,407
410	Chase Manhattan Corp.	6.00	02/15/09	437,813
145	Chase Manhattan Corp.	7.00	11/15/09	162,413
750	Citicorp	6.375	11/15/08	813,354
585	Citicorp	6.75	08/15/05	610,354
2,505	Citigroup Global Markets	1.579	12/12/06	2,505,631
835	Citigroup Inc.	5.50	08/09/06	873,871
1,205	Citigroup Inc.	5.75	05/10/06	1,263,294
2,215	General Electric Capital Corp.	4.25	12/01/10	2,177,504
2,550	General Electric Capital Corp.	5.375	03/15/07	2,683,972
2,225	General Motors Acceptance Corp.	4.50	07/15/06	2,257,160
2,870	General Motors Acceptance Corp.	6.125	08/28/07	3,010,214
1,150	ING Security Life Institutional - 144A*	2.70	02/15/07	1,136,004
820	JP Morgan Chase & Co.	5.25	05/30/07	857,399
1,475	Pricoa Global Funding I - 144A*	3.90	12/15/08	1,458,976
1,470	Prudential Funding LLC - 144A*	6.60	05/15/08	1,615,768
860	Prudential Insurance Co. - 144A*	6.375	07/23/06	913,707
				23,246,841

	Food Retail (1.0%)
900	Albertson’s, Inc.	7.50	02/15/11	1,020,588
835	Kroger Co.	7.625	09/15/06	905,112
2,318	Safeway Inc.	6.15	03/01/06	2,427,092
				4,352,792
	Food: Major Diversified (0.7%)
325	General Mills Inc.	3.875	11/30/07	325,618
730	Kraft Foods Inc.	4.00	10/01/08	724,862
1,790	Kraft Foods Inc.	5.25	06/01/07	1,868,270
395	Kraft Foods Inc.	5.625	11/01/11	408,180
				3,326,930
	Food: Meat/Fish/Dairy (0.2%)
985	Conagra Foods, Inc.	6.00	09/15/06	1,038,248

	Forest Products (0.7%)
460	Weyerhaeuser Co.	6.125	03/15/07	489,838
2,620	Weyerhaeuser Co.	6.75	03/15/12	2,868,816
				3,358,654
	Gas Distributors (0.1%)
220	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628	09/15/06	232,607

	Home Building (0.1%)
240	Centex Corp.	9.75	06/15/05	253,386

	Home Furnishings (0.1%)
195	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	208,571

	Home Improvement Chains (0.1%)
565	Lowe’s Companies, Inc.	7.50	12/15/05	602,346

	Hotels/Resorts/Cruiselines (0.4%)
795	Hyatt Equities LLC - 144A*	6.875	06/15/07	847,569
485	Marriott International, Inc. (Series D)	8.125	04/01/05	502,225
130	Marriott International, Inc. (Series E)	7.00	01/15/08	141,764
295	Starwood Hotels & Resorts, Inc.	7.375	05/01/07	312,700
				1,804,258
	Industrial Conglomerates (0.4%)
1,940	Honeywell International, Inc.	5.125	11/01/06	2,021,263

	Insurance Brokers/Services (0.5%)
2,235	Marsh & McLennan Companies Inc.	5.375	03/15/07	2,349,910

	Integrated Oil (0.9%)
1,210	Amerada Hess Corp.	6.65	08/15/11	1,299,430
538	Conoco Funding Co. (Canada)	5.45	10/15/06	564,205
2,070	Phillips Pete	8.50	05/25/05	2,173,167
				4,036,802

	Investment Banks/Brokers (1.3%)
2,370	Goldman Sachs Group Inc.	4.125	01/15/08	2,391,124
3,222	Lehman Brothers Holdings, Inc.	8.25	06/15/07	3,632,602
				6,023,726
	Investment Managers (1.1%)
3,830	TIAA Global Markets - 144A*	3.875	01/22/08	3,853,148
1,045	TIAA Global Markets - 144A*	5.00	03/01/07	1,088,080
				4,941,228
	Life/Health Insurance (1.7%)
3,895	Genworth Financial, Inc.	1.67	06/15/07	3,900,017
1,785	John Hancock Financial Services, Inc.	5.625	12/01/08	1,888,907
635	John Hancock Global Funding - 144A*	5.625	06/27/06	664,689
460	John Hancock Global Funding II - 144A*	7.90	07/02/10	536,788
630	Monumental Global Funding II - 144A*	6.05	01/19/06	664,077
				7,654,478
	Major Banks (3.4%)
2,640	Bank of America Corp.	3.375	02/17/09	2,557,930
485	Bank of America Corp.	3.875	01/15/08	486,815
765	Bank of America Corp.	4.75	10/15/06	790,468
355	Bank of New York (The)	5.20	07/01/07	371,801
1,300	Bank One NA Illinois	1.28	05/05/06	1,302,252
1,390	Bank One NA Illinois	5.50	03/26/07	1,463,910
1,050	Fleetboston Financial Corp.	7.25	09/15/05	1,103,941
420	Household Finance Corp.	4.125	12/15/08	417,711
435	Household Finance Corp.	5.875	02/01/09	463,026
765	Household Finance Corp.	6.40	06/17/08	828,687
215	Household Finance Corp.	6.375	10/15/11	232,071
395	Household Finance Corp.	6.75	05/15/11	435,735
820	Huntington National Bank	2.75	10/16/06	816,057
1,260	Key Bank NA	7.125	08/15/06	1,366,548
520	Wachovia Corp.	3.625	02/17/09	507,864
1,240	Wachovia Corp.	4.95	11/01/06	1,287,011
1,165	Wells Fargo Co.	1.427	03/03/06	1,167,001
				15,598,828
	Major Telecommunications (1.7%)
1,360	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	1,605,959
1,925	GTE Corp.	6.36	04/15/06	2,025,676
535	Telecom Italia Capital - 144A* (Italy)	4.00	11/15/08	529,252
1,040	Verizon Global Funding Corp.	6.125	06/15/07	1,112,232
2,000	Verizon Global Funding Corp.	7.25	12/01/10	2,254,988
				7,528,107
	Managed Health Care (1.4%)
870	Aetna, Inc.	7.375	03/01/06	927,919
1,140	Aetna, Inc.	7.875	03/01/11	1,326,204
515	Anthem Insurance Companies, Inc. - 144A*	9.125	04/01/10	635,674
1,245	Anthem, Inc.	4.875	08/01/05	1,268,341
1,590	UnitedHealth Group Inc.	7.50	11/15/05	1,682,438
625	Wellpoint Health Network, Inc.	6.375	06/15/06	660,566
				6,501,142

	Media Conglomerates (0.9%)
945	News America Inc.	4.75	03/15/10	949,645
620	News America Inc.	6.625	01/09/08	672,920
480	Time Warner, Inc.	6.15	05/01/07	509,575
1,990	Time Warner, Inc.	6.125	04/15/06	2,085,401
				4,217,541
	Motor Vehicles (0.4%)
750	DaimlerChrysler North American Holdings Co.	4.05	06/04/08	743,801
1,045	DaimlerChrysler North American Holdings Co.	6.40	05/15/06	1,101,371
				1,845,172
	Multi-Line Insurance (1.4%)
1,780	American General Finance Corp.	5.875	07/14/06	1,870,045
825	American General Finance Corp.	4.625	09/01/10	822,409
250	Equitable Life Assurance - 144A*	6.95	12/01/05	263,785
500	Farmers Insurance Exchange -144A*	8.50	08/01/04	500,000
1,420	Hartford Financial Services Group, Inc. (The)	7.75	06/15/05	1,481,050
455	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	449,130
345	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	402,565
500	International Lease Finance Corp.	3.75	08/01/07	500,058
				6,289,042
	Oil & Gas Production (1.2%)
500	Kerr-McGee Corp.	5.875	09/15/06	523,469
985	Kerr-McGee Corp.	6.875	09/15/11	1,071,579
735	Nexen Inc. (Canada)	5.05	11/20/13	713,670
1,465	Pemex Project Funding Master Trust	7.875	02/01/09	1,615,162
700	Pemex Project Funding Master Trust	8.00	11/15/11	771,750
555	Pemex Project Funding Master Trust	9.125	10/13/10	645,188
				5,340,818
	Oil Refining/Marketing (0.4%)
400	Ashland Inc.	7.83	08/15/05	417,790
1,355	Marathon Oil Corp.	5.375	06/01/07	1,419,087
				1,836,877
	Other Consumer Services (0.1%)
520	Cendant Corp.	6.25	01/15/08	558,352

	Other Metals/Minerals (0.3%)
995	Inco Ltd. (Canada)	7.75	05/15/12	1,137,518

	Pharmaceuticals: Major (0.1%)
265	Schering-Plough Corp.	5.30	12/01/13	265,438

	Property - Casualty Insurers (0.6%)
1,365	Allstate Finance Global Funding II - 144A*	2.625	10/22/06	1,352,520
1,545	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	1,534,622
				2,887,142
	Pulp & Paper (0.5%)
820	International Paper Co.	3.80	04/01/08	813,527
805	MeadWestvaco Corp.	2.75	12/01/05	803,337
685	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	736,703
				2,353,567

	Railroads (0.3%)
400	Union Pacific Corp.	3.625	06/01/10	376,426
970	Union Pacific Corp.	6.79	11/09/07	1,056,703
				1,433,129
	Real Estate Development (0.8%)
2,759	World Financial Properties - 144A*	6.91	09/01/13	3,034,155
443	World Financial Properties - 144A*	6.95	09/01/13	488,824
				3,522,979
	Real Estate Investment Trusts (0.8%)
2,495	EOP Operating LP	6.763	06/15/07	2,690,151
415	EOP Operating LP	8.375	03/15/06	448,383
465	Rouse Co.	3.625	03/15/09	445,862
				3,584,396
	Regional Banks (0.8%)
1,815	ABN Amro Bank NV	1.25	05/11/07	1,819,029
1,190	US Bancorp	5.10	07/15/07	1,245,029
740	US Bank NA	2.85	11/15/06	734,158
				3,798,216
	Savings Banks (0.4%)
355	Washington Mutual Inc.	7.50	08/15/06	384,627
1,215	Washington Mutual Inc.	8.25	04/01/10	1,423,347
				1,807,974
	Tobacco (0.2%)
600	Altria Group Inc.	5.625	11/04/08	607,687
450	Philip Morris Companies, Inc.	7.65	07/01/08	487,662
				1,095,349
	Total Corporate Bonds
	(Cost $185,526,251)			183,150,011

	U.S. Government & Agencies (35.1%)
	Mortgage Pass-Through Securities (21.1%)
4,619	Federal Home Loan Mortgage Corp. PC Gold	6.50	03/01/26 - 02/01/33	4,839,274
2,011	Federal Home Loan Mortgage Corp.	7.50	10/01/26 - 08/01/32	2,159,304
2,800	Federal Home Loan Mortgage Corp.	7.50	***	3,002,125
3,920	Federal Home Loan Mortgage Corp. PC Gold	7.50	01/01/30 - 12/01/32	4,208,030
1,600	Federal Home Loan Mortgage Corp.	3.637	07/01/34	1,587,000
27,807	Federal National Mortgage Corp.	6.50	02/01/28 - 03/01/33	29,066,638
23,944	Federal National Mortgage Corp.	7.00	07/01/25 - 12/01/33	25,347,458
4,118	Federal National Mortgage Corp.	7.50	09/01/29 - 09/01/32	4,409,586
11,550	Federal National Mortgage Corp.	7.50	***	12,354,891
945	Federal National Mortgage Corp.	3.80	06/01/34	950,247
1,800	Federal National Mortgage Corp.	3.73	07/01/34	1,792,969
2,234	Government National Mortgage Assoc.	3.50	08/20/29	2,222,705
950	Government National Mortgage Assoc.	4.00	09/20/29	951,101
2,430	Government National Mortgage Assoc.	4.375	06/20/22 - 05/20/23	2,428,401
575	Government National Mortgage Assoc.	4.625	10/20/24 - 12/20/24	582,911
				95,902,640

	U.S. Government & Agency Obligations (14.0%)
26,160	Federal Home Loan Mortgage Corp.	2.75	08/15/06	26,074,457
30,000	Federal Home Loan Mortgage Corp.	2.875	05/15/07	29,665,110
8,000	U.S. Treasury Note	7.875	11/15/04	8,145,944
				63,885,511
	Total U.S. Government & Agencies (Cost $160,296,409)			159,788,151

	Foreign Government Obligations (1.4%)
935	Quebec Province (Canada)	5.50	04/11/06	975,671
1,285	Quebec Province (Canada)	6.125	01/22/11	1,397,558
2,640	United Mexican States (Mexico)	8.375	01/14/11	3,029,400
945	United Mexican States (Mexico)	8.625	03/12/08	1,075,410

	Total Foreign Government Obligations (Cost $6,632,946)			6,478,039

	Asset Backed Securities (20.1%)
	Finance/Rental/Leasing (20.1%)
2,100	American Express Credit Account 2001-2A	5.53	10/15/08	2,193,713
2,600	American Express Credit Account Master Trust 2003-4 A	1.69	01/15/09	2,541,306
2,000	Americredit Automoblie Receivables Trust 2004-BM A3	2.07	08/06/08	1,966,681
1,150	BMW Vehicle Owner Trust 2002-2A4	4.46	05/25/07	1,168,280
1,500	Capital Auto Receivables Asset Trust 2002-2A	3.58	10/16/06	1,517,834
1,200	Capital Auto Receivables Asset Trust 2002-2A	4.50	10/15/07	1,219,720
2,700	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	2,825,162
1,400	Chase Manhattan Auto Owner Trust 2002A	4.21	01/15/09	1,425,304
1,100	Chase Manhattan Auto Owner Trust 2002A	4.24	09/15/08	1,116,414
4,000	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	3,954,976
3,600	Chase Manhattan Auto Owners Trust 2004-A A4	2.83	09/15/10	3,528,503
2,200	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90	10/15/07	2,314,042
2,275	Citibank Credit Card Issuance Trust 2002A	4.40	05/15/07	2,314,984
1,700	Citibank Credit Card Issuance Trust 2003-A2	2.70	01/15/08	1,700,136
392	Connecticut RRB Special Purpose Trust CL&P-1	5.36	03/30/07	397,421
1,200	Daimler Chrysler Auto Trust 2002-A A4	4.49	10/06/08	1,221,782
2,650	Daimler Chrysler Auto Trust 2002-C A4	3.09	01/08/08	2,659,628
2,600	Daimler Chysler Auto Trust 2003-B A4	2.86	03/09/09	2,574,116
3,700	Diamler Chrysler Auto Trust 2004-A A4	2.58	04/08/09	3,624,590
2,500	Fleet Credit Card Master Trust II 2002-C	2.75	04/15/08	2,507,488
315	Ford Credit Auto Owner Trust 2002-B A3A	4.14	12/15/05	317,098
375	Ford Credit Auto Owner Trust 2002-B A4	4.75	08/15/06	382,822
2,250	Ford Credit Auto Owner Trust 2002-C A4	3.79	09/15/06	2,278,436
2,000	Ford Credit Auto Owner Trust 2002-D	3.13	11/15/06	2,015,146
1,400	Harley-Davidson Motorcycle Trust 2002-1	3.09	06/15/10	1,410,066
1,800	Harley-Davidson Motorcycle Trust 2002-1 A2	4.50	01/15/10	1,842,149
1,500	Harley-Davidson Motorcycle Trust 2003-1	2.63	11/15/10	1,498,062
3,300	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	3,278,507
149	Honda Auto Receivables Owner Trust 2002-1	3.50	10/17/05	149,637
1,500	Honda Auto Receivables Owner Trust 2002-4	2.70	03/17/08	1,496,549
2,000	Honda Auto Receivables Owner Trust 2003-1	2.48	07/18/08	1,988,461
3,800	Honda Auto Receivables Owner Trust 2003-3 A4	2.77	11/21/08	3,768,773
233	Household Automotive Trust 2001-3 A3	3.68	04/17/06	233,519

1,100	Hyundai Auto Receivables Trust 2003-A A3	2.33	11/15/07	1,093,406
1,000	MBNA Credit Card Master Trust 1997-JA	3.90	11/15/07	1,014,385
3,500	MBNA Credit Card Master Trust 2004-A4 A4	2.70	09/15/09	3,438,468
1,450	MBNA Master Credit Card Trust 1997-JA	1.359	02/15/07	1,451,048
363	National City Auto Trust 2002-A	4.04	07/15/06	364,111
332	Nissan Auto Receivables Owner Trust 2001-C A4	4.80	02/15/07	334,919
67	Nissan Auto Receivables Owner Trust 2002-A A3	3.58	09/15/05	67,019
900	Nissan Auto Receivables Owner Trust 2002B	4.60	09/17/07	916,171
3,500	Nissan Auto Receivables Owner Trust 2003-A A4	2.61	07/15/08	3,472,439
2,900	Nissan Auto Receivables Owner Trust 2004-A A4	2.76	07/15/09	2,840,327
650	Nordstrom Private Label Credit Card Master Trust 2001-1A A - 144A*	4.82	04/15/10	671,974
3,700	USAA Auto Owner Trust 2004-1 A4	2.67	10/15/10	3,630,419
1,804	Volkswagen Auto Lease Trust 2002-A	2.36	12/20/05	1,808,086
4,000	Whole Auto Loan Trust 2003-1 A4	2.58	03/15/10	3,940,444
3,000	William Street Funding Corp. 2003-1 A - 144A*	1.469	04/23/06	3,004,851

	Asset Backed Securities (Cost $92,337,790)			91,479,372

	Collateralized Mortgage Obligations (2.7%)
	U.S. Government Agencies
1,305	Federal Home Loan Mortgage Corp.	3.50	11/15/32	1,308,031
3,082	Federal Home Loan Mortgage Corp.	5.50	02/15/12	3,146,253
586	Federal National Mortgage Assoc.	5.00	09/25/12	586,240
7,113	Federal National Mortgage Assoc.	5.50	07/25/16	7,209,935

	Total Collateralized Mortgage Obligations (Cost $12,307,425)			12,250,459

	Short-Term Investments (3.3%)
	U.S. Government Obligations (a) (0.3%)
1,450	U.S. Treasury Bill**
	(Cost $1,446,645)	0.98 - 1.645	09/23/04 - 01/13/05	1,446,664

	Repurchase Agreement (3.0%)
13,358	Joint repurchase agreement account (dated 07/30/04; proceeds $13,359,508) (b) (Cost $13,358,000)	1.355	08/02/04	13,358,000

	Total Short-Term Investments (Cost $14,804,645)			14,804,664

	Total Investments (Cost $471,905,466) (c) (d)		102.9%	467,950,696
	Liabilities in Excess of Other Assets		(2.9)	(13,055,823)
	Net Assets		100.0%	$454,894,873

PC	Participation Certificate.
*	Resale is restricted to qualified institutional investors.
**	A portion of these securities have been physically segregated in connection with open futures contracts in the amount of $619,250.
***	Security purchased on a forward commitment with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $116,347,433 in connection with securities purchase on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $1,555,492 and the aggregate gross unrealized depreciation is $5,510,262, resulting in net unrealized depreciation of $3,954,770.

Futures Contracts Open at July 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
27	Long	U.S. Treasury Notes 2 Years, September 2004	$5,700,375	$(22,703)

726	Short	U.S. Treasury Notes 5 Years, September 2004	(79,497,000)	1,229,343

176	Short	U.S. Treasury Notes 10 Years, September 2004	(19,486,500)	506,235

	Net unrealized appreciation			$1,712,875

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004